MEMBER MANAGEMENT FEES PAYABLE (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling and Marketing Expense [Member]
Member management fees	¥ 57,373	¥ 101,984	¥ 174,798